CONSOLIDATED BALANCE SHEETS DETAILS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
CONSOLIDATED BALANCE SHEETS DETAILS
NOTE 6. UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS
Tenant Receivables, Net
Tenant receivables consisted of the following:
	September 30, 2021	December 31, 2020
Straight-line rent	$5,399,340	$4,344,388
Tenant rent	98,363	204,775
Tenant reimbursements	1,849,245	2,116,627
Total	$7,346,948	$6,665,790
Accounts Payable, Accrued and Other Liabilities
Accounts payable, accrued and other liabilities were comprised of the following:
	September 30, 2021	December 31, 2020
Accounts payable	$1,214,828	$1,136,954
Accrued expenses	3,575,331	3,068,714
Accrued distributions	786,120	706,106
Accrued interest payable	611,507	629,628
Unearned rent	1,591,992	2,033,065
Lease incentive obligation	2,133,695	5,157
Total	$9,913,473	$7,579,624

NOTE 6. CONSOLIDATED BALANCE SHEETS DETAILS
Tenant Receivables
Tenant receivables consisted of the following:
	December 31,
	2020	2019
Straight-line rent	$4,344,388	$3,541,238
Tenant rent	204,775	420,959
Tenant reimbursements	1,979,963	1,854,883
Tenant other	136,664	407,684
Total	$6,665,790	$6,224,764
Accounts Payable, Accrued and Other Liabilities
Accounts payable, accrued and other liabilities were comprised of the following:
	December 31,
	2020	2019
Accounts payable	$1,136,954	$ 660,111
Accrued expenses(a)	3,068,714	5,773,214
Accrued dividends	706,106	962,615
Accrued interest payable	629,628	1,690,168
Unearned rent	2,033,065	1,963,896
Lease incentive obligation	5,157	505,157
Total	$7,579,624	$11,555,161
(a)	Includes accrued Merger expenses of $1,570,622 as of December 31, 2019.